Note 13 - Stockholders' Equity - Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Non-vested restricted stock units (in shares)	[1]	4,334	62,124
Non-vested restricted stock units	[2]	$ 9,000	$ 253,000
Vested (in shares)		(4,334)	(55,670)
Vested	[2]	$ 9,000	$ 199,000
Forfeited (in shares)			(2,120)
Forfeited	[2]		$ 5,000
Non-Vested restricted stock units (in shares)			4,334	[1]
Non-Vested restricted stock units	[2]		$ 9,000

[1]	Includes 4,334 restricted stock units previously not reported.
[2]	For independent advisors, the weighted average grant date fair value is calculated as the weighted average vesting date fair value, or if not vested the value at the balance sheet date.